Share capital and shares held in treasury - Summary of called up share capital issued and fully paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital
Shares issued at start of year	1,984,961,632	1,982,299,312
Issue of ordinary shares	1,918,456	2,662,320
Cancellation of ordinary shares	(52,000,000)
Shares issued at end of year	1,934,880,088	1,984,961,632
At start of year	£ 286	£ 286
Cancellation of ordinary share	(7)
At end of year	£ 279	£ 286